Stockholders' Equity (Deficit) - Fair Value Assumptions for Restricted Stock Units (Detail) (Restricted Stock Units (RSUs) [Member], USD $)	9 Months Ended
Sep. 30, 2014
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	50.90%
Risk-free interest rate	2.69%
Expected term (years)	10 years
Grant date fair value of underlying shares	$ 18.40